GOODWILL	12 Months Ended
Feb. 29, 2012
GOODWILL.
GOODWILL

10.                               GOODWILL

Changes in the carrying amount of goodwill for the years ended February 28, 2011 and February 29, 2012 consisted of the following:

	As of February 28, 2011	As of February 29, 2012
Goodwill
Beginning balance	$763,802	$662,583
Impairment	(128,522)	(139,660)
Foreign exchange difference due to translation	27,303	25,902

Ending balance	$662,583	$548,825

Accumulated goodwill impairment
Beginning balance	$(1,256,084)	$(1,384,606)
Impairment	(128,522)	(139,660)

Ending balance	$(1,384,606)	$(1,524,266)

On November 30, 2010 the Group made an impairment test on goodwill related to the purchase of Qianjiang and Jianli School, which was triggered by their deteriorating performance. As a result a $128,522 impairment loss for the goodwill from the acquisition of the two schools was recognized in operating results of discontinued operations. The two schools were liquidated in the year ended February 28, 2011(see Note 3).

On August 31, 2011 the Group made an impairment test on goodwill related to purchase of a business in Tianjin in the fiscal year ended February 28, 2009, which was triggered by their deteriorating performance. As a result, a $139,660 impairment loss for the goodwill was recognized in operating results for the year ended February 29, 2012.

The Group incurred $nil, $128,522, and $139,660 impairment loss on goodwill for the years ended February 28, 2010, February 28, 2011 and February 29, 2012, respectively.